Condensed Consolidated Statement of Changes in Stockholders' (Deficiency) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balances at December 31, 2020	$ (3,923,262)	$ (4,305,579)	$ (4,499,991)	$ (4,357,482)	$ (4,305,579)	$ (4,357,482)	$ (4,357,482)	$ (4,119,910)
Issuance of common stock relating to Officer Employment Agreement		20,400						33,600
Issuance of common stock for consulting services	13,446	14,652		29,850			29,850
Issuance of common stock incentives for officers and directors		143,100
Issuance of common stock in satisfaction of notes payable and accrued interest	205,675	701,571	734,516				1,589,786
Issuance of common stock to directors for accrued compensation				56,779			403,629
Issuance of common stock as part of Amwaste asset purchase				99,000			99,000
Net loss	(673,581)	(497,406)	(675,344)	(328,138)	(1,170,987)	(1,003,482)	(3,400,862)	(732,570)
Balances at December 31, 2021	(4,377,722)	(3,923,262)	(4,440,819)	(4,499,991)	(4,377,722)	(4,440,819)	(4,305,579)	(4,357,482)
Issuance of Preferred B stock in satisfaction of deferred compensation								31,000
Convertible Note Conversions								248,630
Warrant cashless exercise
Issuance of Common Shares relating to Officer Employment Agreement								18,768
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020								163,000
Issuance of common stock and warrants as part of convertible notes financings							1,286,500
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.							44,000
Preferred Stock [Member] | Series B Preferred Stock [Member]
Balances at December 31, 2020	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000
Balance, shares	31,000	31,000	31,000	31,000	31,000	31,000	31,000
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock for consulting services
Issuance of common stock incentives for officers and directors
Issuance of common stock in satisfaction of notes payable and accrued interest
Issuance of common stock to directors for accrued compensation
Issuance of common stock as part of Amwaste asset purchase
Net loss
Balances at December 31, 2021	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000
Balance, shares	31,000	31,000	31,000	31,000	31,000	31,000	31,000	31,000
Issuance of Preferred B stock in satisfaction of deferred compensation								$ 31,000
Convertible Note Conversions
Warrant cashless exercise
Issuance of Common Shares relating to Officer Employment Agreement
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Issuance of common stock and warrants as part of convertible notes financings
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.
Issuance of Preferred B stock in satisfaction of deferred compensation, shares								31,000
Common Stock [Member]
Balances at December 31, 2020	$ 40,634	$ 24,702	$ 13,497	$ 12,984	$ 24,702	$ 12,984	$ 12,984	$ 10,505
Balance, shares	406,333,999	247,015,579	134,968,818	129,836,060	247,015,579	129,836,060	129,836,060	105,051,540
Issuance of common stock relating to Officer Employment Agreement		$ 204						$ 84
Issuance of common stock relating to Officer Employment Agreement, shares		2,040,000						840,000
Issuance of common stock for consulting services	$ 434	$ 222		$ 75			$ 75
Issuance of common stock for consulting services, shares	4,337,350	2,220,000		750,000			750,000
Issuance of common stock incentives for officers and directors		$ 2,200
Issuance of common stock incentives for officers and directors, shares		22,000,000
Issuance of common stock in satisfaction of notes payable and accrued interest	$ 5,759	$ 13,306	$ 3,443				$ 8,564
Issuance of common stock in satisfaction of notes payable and accrued interest, shares	57,595,405	133,058,420	34,425,972				85,636,560
Issuance of common stock to directors for accrued compensation				$ 238			$ 1,668
Issuance of common stock to directors for accrued compensation, shares				2,382,758			16,682,758
Issuance of common stock as part of Amwaste asset purchase				$ 200			$ 200
Issuance of common stock for Amwaste asset purchase, shares				2,000,000			2,000,000
Net loss
Balances at December 31, 2021	$ 46,827	$ 40,634	$ 16,940	$ 13,497	$ 46,827	$ 16,940	$ 24,702	$ 12,984
Balance, shares	468,266,754	406,333,999	169,394,790	134,968,818	468,266,754	169,394,790	247,015,579	129,836,060
Issuance of Preferred B stock in satisfaction of deferred compensation
Convertible Note Conversions								1,266
Warrant cashless exercise							$ 451	26
Issuance of Common Shares relating to Officer Employment Agreement								103
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020								$ 1,000
Issuance of common stock and warrants as part of convertible notes financings							560
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.							$ 200
Convertible Note Conversions, shares								12,662,039
Warrant cashless exercise, shares							4,512,497	262,481
Issuance of Common Shares relating to Officer Employment Agreement, shares								1,020,000
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares								10,000,000
Issuance of common stock and warrants as part of convertible notes financings, shares							5,597,704
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc, shares							2,000,000
Additional Paid-in Capital [Member]
Balances at December 31, 2020	$ 7,679,726	$ 6,815,935	$ 3,560,004	$ 3,374,888	$ 6,815,935	$ 3,374,888	$ 3,374,888	$ 2,913,369
Issuance of common stock relating to Officer Employment Agreement		20,196						33,516
Issuance of common stock for consulting services	13,012	14,430		29,775			29,775
Issuance of common stock incentives for officers and directors		140,900
Issuance of common stock in satisfaction of notes payable and accrued interest	199,916	688,265	731,073				1,581,222
Issuance of common stock to directors for accrued compensation				56,541			401,961
Issuance of common stock as part of Amwaste asset purchase				98,800			98,800
Net loss
Balances at December 31, 2021	7,892,654	7,679,726	4,291,077	3,560,004	7,892,654	4,291,077	6,815,935	3,374,888
Issuance of Preferred B stock in satisfaction of deferred compensation
Convertible Note Conversions								247,364
Warrant cashless exercise							(451)	(26)
Issuance of Common Shares relating to Officer Employment Agreement								18,665
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020								162,000
Issuance of common stock and warrants as part of convertible notes financings							1,285,940
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.							43,800
Retained Earnings [Member]
Balances at December 31, 2020	(11,674,622)	(11,177,216)	(8,104,492)	(7,776,354)	(11,177,216)	(7,776,354)	(7,776,354)	(7,043,784)
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock for consulting services
Issuance of common stock incentives for officers and directors
Issuance of common stock in satisfaction of notes payable and accrued interest
Issuance of common stock to directors for accrued compensation
Issuance of common stock as part of Amwaste asset purchase
Net loss	(673,581)	(497,406)	(675,344)	(328,138)			(3,400,862)	(732,570)
Balances at December 31, 2021	$ (12,348,203)	$ (11,674,622)	$ (8,779,836)	$ (8,104,492)	$ (12,348,203)	$ (8,779,836)	(11,177,216)	(7,776,354)
Issuance of Preferred B stock in satisfaction of deferred compensation
Convertible Note Conversions
Warrant cashless exercise
Issuance of Common Shares relating to Officer Employment Agreement
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Issuance of common stock and warrants as part of convertible notes financings
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.